SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of Selling, general and administrative expenses

Selling, general and administrative expenses are comprised of the following items:

	For the Years End December 31,
	2020	2019
Salaries and benefits	$907,334	$851,729
Rent expense	61,574	33,290
Utilities	1,133	9,560
Sales and marketing	96,394	203,771
Legal and professional fees	625,359	685,605
Other selling, general, and administrative expenses	15,553	85,221
Total	$1,707,347	$1,869,176